INVESTMENT PROPERTIES - Amount Recognized in Profit or Loss Arising from Investment Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Rental income derived from investment properties	$ 16	$ 267	$ 243
Direct operating expenses (including repairs and maintenance) generating rental income	(9)	(168)	(157)
Direct operating expenses (including repairs and maintenance) that did not generate rental income	(1)	(1)	(21)
Net profit arising from investment properties carried at cost	$ 6	$ 98	$ 65